Intangible Assets, Net (Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 121	$ 141	$ 127
Write-off of patents, net value
2018	73
2019	73
2020	73
2021	70
2022	59
Total amortization expense	$ 348
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years